SUBSEQUENT EVENTS (Details) RUB in Millions, $ in Millions	1 Months Ended			2 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 RUB	Feb. 28, 2017 shares	Feb. 28, 2017 USD ($)	Dec. 31, 2016 shares
RSUs
Subsequent events
Awards granted (in shares)					3,871,610
Subsequent event
Subsequent events
Aggregate principal amount of outstanding notes repurchased and retired | $				$ 2.0
Deposits designated as a hedging instrument	$ 103.0	RUB 5,976
Subsequent event | Class A | Maximum | RSUs
Subsequent events
Awards granted (in shares)			735,537